Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Appreciation Fund
Class Name	Class A
Trading Symbol	SHAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$99	0.91%
[1]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of ClearBridge Appreciation Fund returned 17.96%. The Fund compares its performance to the S&P 500 Index, which returned 21.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
NVIDIA, in the Information technology (IT) sector, is the leading developer of graphic processing units for use in generative artificial intelligence (AI) as well as gaming and enterprise applications. Shares made gains as hyperscalers and others maintained elevated capex on generative AI and data centers, for which NVIDIA’s chips are central.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock performed well as results from U.S. hyperscalers continued to validate increased capex in support of AI efforts, where Broadcom is a leader in the market for custom silicon.

↑
Microsoft performed well, helped by acceleration in its Azure cloud business; the company is enjoying meaningful overlapping AI efficiency gains, which seem to be eclipsing the pace of gains of prior compute transitions.

Top detractors from performance:
↓
UnitedHealth Group shares dropped following news of higher utilization, increasing costs and revenue shortfalls in its Optum Health business. Concerns of poor execution were exacerbated by the resignation of its CEO and federal lawsuits against pharmacy benefit managers such as UnitedHealth’s OptumRx.

↓
Thermo Fisher Scientific, in the health care sector, provides life sciences solutions, analytical instruments, specialty diagnostics, and laboratory products and biopharma services. Thermo Fisher Scientific lagged due to concerns around spending cuts in the academic/government and biopharma segments due to regulatory fears from tariffs and Most-Favored-Nation (MFN) pricing.

↓	Merck was weaker along with the health care sector amid regulatory pressures such as potential tariffs on pharmaceutical imports.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	17.96	15.55	12.98
Class A (with sales charge)	11.48	14.19	12.32
Russell 3000 Index	20.81	16.74	14.08
S&P 500 Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,714,458,616
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 48,503,323
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$9,714,458,616
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$48,503,323
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Appreciation Fund
Class Name	Class C
Trading Symbol	SAPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$180	1.66%
[3]
Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of ClearBridge Appreciation Fund returned 17.11%. The Fund compares its performance to the S&P 500 Index, which returned 21.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
NVIDIA, in the Information technology (IT) sector, is the leading developer of graphic processing units for use in generative artificial intelligence (AI) as well as gaming and enterprise applications. Shares made gains as hyperscalers and others maintained elevated capex on generative AI and data centers, for which NVIDIA’s chips are central.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock performed well as results from U.S. hyperscalers continued to validate increased capex in support of AI efforts, where Broadcom is a leader in the market for custom silicon.

↑
Microsoft performed well, helped by acceleration in its Azure cloud business; the company is enjoying meaningful overlapping AI efficiency gains, which seem to be eclipsing the pace of gains of prior compute transitions.

Top detractors from performance:
↓
UnitedHealth Group shares dropped following news of higher utilization, increasing costs and revenue shortfalls in its Optum Health business. Concerns of poor execution were exacerbated by the resignation of its CEO and federal lawsuits against pharmacy benefit managers such as UnitedHealth’s OptumRx.

↓
Thermo Fisher Scientific, in the health care sector, provides life sciences solutions, analytical instruments, specialty diagnostics, and laboratory products and biopharma services. Thermo Fisher Scientific lagged due to concerns around spending cuts in the academic/government and biopharma segments due to regulatory fears from tariffs and Most-Favored-Nation (MFN) pricing.

↓	Merck was weaker along with the health care sector amid regulatory pressures such as potential tariffs on pharmaceutical imports.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	17.11	14.71	12.18
Class C (with sales charge)	16.11	14.71	12.18
Russell 3000 Index	20.81	16.74	14.08
S&P 500 Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,714,458,616
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 48,503,323
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$9,714,458,616
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$48,503,323
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Appreciation Fund
Class Name	Class FI
Trading Symbol	LMPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$111	1.02%
[5]
Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class FI shares of ClearBridge Appreciation Fund returned 17.82%. The Fund compares its performance to the S&P 500 Index, which returned 21.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
NVIDIA, in the Information technology (IT) sector, is the leading developer of graphic processing units for use in generative artificial intelligence (AI) as well as gaming and enterprise applications. Shares made gains as hyperscalers and others maintained elevated capex on generative AI and data centers, for which NVIDIA’s chips are central.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock performed well as results from U.S. hyperscalers continued to validate increased capex in support of AI efforts, where Broadcom is a leader in the market for custom silicon.

↑
Microsoft performed well, helped by acceleration in its Azure cloud business; the company is enjoying meaningful overlapping AI efficiency gains, which seem to be eclipsing the pace of gains of prior compute transitions.

Top detractors from performance:
↓
UnitedHealth Group shares dropped following news of higher utilization, increasing costs and revenue shortfalls in its Optum Health business. Concerns of poor execution were exacerbated by the resignation of its CEO and federal lawsuits against pharmacy benefit managers such as UnitedHealth’s OptumRx.

↓
Thermo Fisher Scientific, in the health care sector, provides life sciences solutions, analytical instruments, specialty diagnostics, and laboratory products and biopharma services. Thermo Fisher Scientific lagged due to concerns around spending cuts in the academic/government and biopharma segments due to regulatory fears from tariffs and Most-Favored-Nation (MFN) pricing.

↓	Merck was weaker along with the health care sector amid regulatory pressures such as potential tariffs on pharmaceutical imports.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class FI	17.82	15.47	12.91
Russell 3000 Index	20.81	16.74	14.08
S&P 500 Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,714,458,616
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 48,503,323
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$9,714,458,616
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$48,503,323
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Appreciation Fund
Class Name	Class R
Trading Symbol	LMPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$135	1.24%
[7]
Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of ClearBridge Appreciation Fund returned 17.58%. The Fund compares its performance to the S&P 500 Index, which returned 21.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
NVIDIA, in the Information technology (IT) sector, is the leading developer of graphic processing units for use in generative artificial intelligence (AI) as well as gaming and enterprise applications. Shares made gains as hyperscalers and others maintained elevated capex on generative AI and data centers, for which NVIDIA’s chips are central.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock performed well as results from U.S. hyperscalers continued to validate increased capex in support of AI efforts, where Broadcom is a leader in the market for custom silicon.

↑
Microsoft performed well, helped by acceleration in its Azure cloud business; the company is enjoying meaningful overlapping AI efficiency gains, which seem to be eclipsing the pace of gains of prior compute transitions.

Top detractors from performance:
↓
UnitedHealth Group shares dropped following news of higher utilization, increasing costs and revenue shortfalls in its Optum Health business. Concerns of poor execution were exacerbated by the resignation of its CEO and federal lawsuits against pharmacy benefit managers such as UnitedHealth’s OptumRx.

↓
Thermo Fisher Scientific, in the health care sector, provides life sciences solutions, analytical instruments, specialty diagnostics, and laboratory products and biopharma services. Thermo Fisher Scientific lagged due to concerns around spending cuts in the academic/government and biopharma segments due to regulatory fears from tariffs and Most-Favored-Nation (MFN) pricing.

↓	Merck was weaker along with the health care sector amid regulatory pressures such as potential tariffs on pharmaceutical imports.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	17.58	15.17	12.61
Russell 3000 Index	20.81	16.74	14.08
S&P 500 Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,714,458,616
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 48,503,323
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$9,714,458,616
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$48,503,323
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Appreciation Fund
Class Name	Class I
Trading Symbol	SAPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$73	0.67%
[9]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class I shares of ClearBridge Appreciation Fund returned 18.28%. The Fund compares its performance to the S&P 500 Index, which returned 21.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
NVIDIA, in the Information technology (IT) sector, is the leading developer of graphic processing units for use in generative artificial intelligence (AI) as well as gaming and enterprise applications. Shares made gains as hyperscalers and others maintained elevated capex on generative AI and data centers, for which NVIDIA’s chips are central.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock performed well as results from U.S. hyperscalers continued to validate increased capex in support of AI efforts, where Broadcom is a leader in the market for custom silicon.

↑
Microsoft performed well, helped by acceleration in its Azure cloud business; the company is enjoying meaningful overlapping AI efficiency gains, which seem to be eclipsing the pace of gains of prior compute transitions.

Top detractors from performance:
↓
UnitedHealth Group shares dropped following news of higher utilization, increasing costs and revenue shortfalls in its Optum Health business. Concerns of poor execution were exacerbated by the resignation of its CEO and federal lawsuits against pharmacy benefit managers such as UnitedHealth’s OptumRx.

↓
Thermo Fisher Scientific, in the health care sector, provides life sciences solutions, analytical instruments, specialty diagnostics, and laboratory products and biopharma services. Thermo Fisher Scientific lagged due to concerns around spending cuts in the academic/government and biopharma segments due to regulatory fears from tariffs and Most-Favored-Nation (MFN) pricing.

↓	Merck was weaker along with the health care sector amid regulatory pressures such as potential tariffs on pharmaceutical imports.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class I	18.28	15.87	13.30
Russell 3000 Index	20.81	16.74	14.08
S&P 500 Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,714,458,616
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 48,503,323
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$9,714,458,616
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$48,503,323
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Appreciation Fund
Class Name	Class IS
Trading Symbol	LMESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$60	0.55%
[11]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class IS shares of ClearBridge Appreciation Fund returned 18.40%. The Fund compares its performance to the S&P 500 Index, which returned 21.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
NVIDIA, in the Information technology (IT) sector, is the leading developer of graphic processing units for use in generative artificial intelligence (AI) as well as gaming and enterprise applications. Shares made gains as hyperscalers and others maintained elevated capex on generative AI and data centers, for which NVIDIA’s chips are central.

↑
Broadcom, in the IT sector, develops semiconductors and software for a range of applications. The stock performed well as results from U.S. hyperscalers continued to validate increased capex in support of AI efforts, where Broadcom is a leader in the market for custom silicon.

↑
Microsoft performed well, helped by acceleration in its Azure cloud business; the company is enjoying meaningful overlapping AI efficiency gains, which seem to be eclipsing the pace of gains of prior compute transitions.

Top detractors from performance:
↓
UnitedHealth Group shares dropped following news of higher utilization, increasing costs and revenue shortfalls in its Optum Health business. Concerns of poor execution were exacerbated by the resignation of its CEO and federal lawsuits against pharmacy benefit managers such as UnitedHealth’s OptumRx.

↓
Thermo Fisher Scientific, in the health care sector, provides life sciences solutions, analytical instruments, specialty diagnostics, and laboratory products and biopharma services. Thermo Fisher Scientific lagged due to concerns around spending cuts in the academic/government and biopharma segments due to regulatory fears from tariffs and Most-Favored-Nation (MFN) pricing.

↓	Merck was weaker along with the health care sector amid regulatory pressures such as potential tariffs on pharmaceutical imports.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class IS	18.40	15.97	13.41
Russell 3000 Index	20.81	16.74	14.08
S&P 500 Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,714,458,616
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 48,503,323
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$9,714,458,616
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$48,503,323
Portfolio Turnover Rate	28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.